LONG-TERM INVESTMENTS - Equity method investments (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2020 USD ($)	Nov. 30, 2018 USD ($) director	Sep. 30, 2016 USD ($) director	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)
Equity method investments
Impairment loss on long-term investments	$ 1,819					$ 2,432
Receivables from principle shareholder							$ 1,909
(Loss) from equity method investment / Loss from equity method investment				$ (8)	$ (7)	(183)
Continuing Operations
Equity method investments
(Loss) from equity method investment / Loss from equity method investment					8	2
Discontinued Operations
Equity method investments
(Loss) from equity method investment / Loss from equity method investment				8
Seven Children
Equity method investments
Equity method investments, cash consideration invested			$ 301
Equity interest acquired			16.00%
Number of seats held on the board of directors | director			1
Total board of director seats | director			3
Beijing Da Ai
Equity method investments
Equity method investments, cash consideration invested		$ 4,400
Equity interest acquired		19.00%
Number of seats held on the board of directors | director		1
Total board of director seats | director		3
(Loss) from equity method investment / Loss from equity method investment				$ 8	$ 7	$ 183